Warrants (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended		21 Months Ended
	Oct. 24, 2025	May 21, 2024	Sep. 30, 2025	Apr. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 29, 2025	Sep. 29, 2024	Jul. 30, 2024	Dec. 21, 2023	Dec. 20, 2023
Pre-funded warrant			25,085,732			26,085,732		25,085,732	25,085,732	18,675,799	25,085,732
Issuance of warrants			201,965					201,965	201,965		201,965
Exercise price per share				$ 0.8202						$ 0.8202			$ 1.39
Noncash expense for warrants issued						$ 514,000
Non-cash gains			$ 150,000			323,000	$ 2,658,000		$ (804,000)	$ (1,415,000)
Related liabilities			6,859,000			$ 270,000		$ 6,859,000	6,859,000	2,139,000	$ 6,859,000
Gross proceeds from private placement									3,645,000	3,585,000
Proceeds from warrants			4,500						4,520,000	4,000
Warrant term				Apr. 04, 2030
Financing costs											$ 443,000
Payment for fee		$ 8,000,000
Financing costs expense									7,266,000	2,894,000
Cash placement fee			$ 315
Non cash loss									$ 6,458,000	1,023,000
Non-cash gains										400,000
Share price per share																$ 0.01
Legacy Mobix's [Member]
Liability fair value of warrants										732,000
Investor [Member]
Proceeds from warrants										$ 3,000
PIPE Subscription Agreement [Member]
Issuance of warrants			1,500,000					1,500,000	1,500,000		1,500,000
Exercise price per share			$ 5.79					$ 5.79	$ 5.79		$ 5.79	$ 11.50
Proceeds from warrants									$ 15,000
Trigger price			$ 9.06					$ 9.06	$ 9.06		$ 9.06	$ 18.00
Dividends									$ 661,000
April 2025 Offering [Member]
Exercise price per share				$ 0.8202
Common Warrants exercise price				$ 3,645,000
Gross proceeds from private placement				$ 355,000
Prefunded Warrant [Member]
Issuance of warrants					2,877,698
Exercise price per share				$ 0.0001	$ 0.001
Proceeds from warrants									$ 0
PIPE Common Warrant [Member]
Issuance of warrants					5,755,396
Series A Warrant [Member]
Issuance of warrants					2,877,698
Series B Warrant [Member]
Issuance of warrants					2,877,698
Placement Agent Warrants [Member]
Issuance of warrants			201,439					201,439	201,439		201,439
Exercise price per share			$ 1.7375					$ 1.7375	$ 1.7375		$ 1.7375
Percentage of placement agent warrants									8.00%
Percentage of purchase a number of shares of common stock									7.00%
Public Warrants [Member]
Issuance of warrants			6,000,000					6,000,000	6,000,000		6,000,000				6,000,000
Private Warrant [Member]
Issuance of warrants			3,000,000					3,000,000	3,000,000		3,000,000
PIPE Warrants [Member] | PIPE Subscription Agreement [Member]
Exercise price per share			$ 0.01					$ 0.01	$ 0.01		$ 0.01
Legacy Mobix Warrants [Member]
Issuance of warrants			373,031					373,031	373,031	27,413	373,031
Share price per share										$ 0.01
Common Class A [Member]
Pre-funded warrant														5,755,396
Issuance of warrants				682,760
Exercise price per share			$ 18.00					$ 18.00	$ 18.00		$ 18.00
Common stock shares issued			58,838,423	3,850,000		66,653,248		58,838,423	58,838,423	32,824,230	58,838,423
Gross proceeds from private placement										$ 192,000
Warrant purchased			5,486,467					5,486,467	5,486,467		5,486,467
Share price per share															$ 10.00
Common Class A [Member] | Legacy Mobix's [Member]
Exercise price per share										$ 0.01
Common Class A [Member] | Warrant [Member]
Exercise price per share			$ 1.08					$ 1.08	$ 1.08		$ 1.08
Warrant purchased			384,053					384,053	384,053		384,053
Common Class A [Member] | Inducement Warrants [Member]
Exercise price per share			$ 1.08					$ 1.08	$ 1.08		$ 1.08
Warrant purchased			8,229,701					8,229,701	8,229,701		8,229,701
Non cash loss								$ 6,458
Common Class A [Member] | April 2025 Offering [Member]
Issuance of warrants				4,876,860
Common Class A [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Gross proceeds from private placement					$ 4,000,000
Common Class A [Member] | Public Warrants [Member]
Exercise price per share			$ 0.01					$ 0.01	$ 0.01		$ 0.01
Common Class A [Member] | Warrant [Member]
Issuance of warrants										130,000
Exercise price per share										$ 0.01
Warrants issued										103,000
Common Class A [Member] | Legacy Mobix Warrants [Member]
Issuance of warrants			369,671					369,671	369,671		369,671
Common Stock Warrants [Member]
Issuance of warrants				1,026,860
Series B Warrants [Member]
Exercise price per share			$ 0.8202		$ 1.39			$ 0.8202	$ 0.8202		$ 0.8202
Underlying shares			1,484,952					1,484,952	1,484,952		1,484,952
Series A Warrants [Member]
Exercise price per share			$ 0.8202					$ 0.8202	$ 0.8202		$ 0.8202
Underlying shares			1,484,953					1,484,953	1,484,953		1,484,953
Common Warrants [Member[
Exercise price per share			$ 0.8202					$ 0.8202	$ 0.8202		$ 0.8202
Underlying shares			2,516,562					2,516,562	2,516,562		2,516,562
Liability Classified Warrants [Member]
Pre-funded warrant	13,375,490
Reclassification of warrant liabilities to equity	$ 6,912,000					$ (6,912,000)
Issuance of warrants	1,000,000
Exercise price per share	$ 1.08
Noncash expense for warrants issued	$ 514,000
Private Placement [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Payment for fee					$ 415,000
Private Placement [Member] | Common Class A [Member]
Issuance of warrants										407,000